STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
STOCK OPTIONS AND WARRANTS

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options and warrants issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option or warrant, whichever can be more clearly determined. The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital over the period during which services are rendered.

On May 31, 2011, the Company issued 285,000 stock options to 3 employees at an exercise price of $1.00. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 218%, risk-free interest rate of 1.68% and expected life of 60 months. The total value of the options was $320,585. The options vest over one year. The Company recognized share-based compensation expense of $187,005 during the year ended December 31, 2011. The remaining balance of $133,580 was recognized over the first five months of 2012.

During the quarter ended December 31, 2011, the Company issued 20,000 stock options to 2 employees at an exercise price of $1.00. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 204-205%, risk-free interest rate of 0.88-0.93% and expected life of 60 months. The total value of the options was $19,270. The options vest over one year.  The Company recognized share-based compensation expense of $2,480 and $16,790 during the years ended December 31, 2012 and 2011, respectively.

On November 21, 2011, the Company issued 100,000 stock options to an individual at an exercise price of $0.73. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 205%, risk-free interest rate of 0.92% and expected life of 60 months. The Company recognized expenses of $91,811 and $8,346 during the years ended December 31, 2012 and 2011, respectively.

During the quarter ended March 31, 2012, the Company issued 50,000 stock options to 4 non-employees at an exercise price of $0.89. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 198%, risk-free interest rate of 0.65% and expected life of 48 months. The total value of the options was $35,091. The options vest over 4 months. The Company recognized share-based compensation expense of $35,091 during the six months ended June 30, 2012.

During the quarter ended December 31, 2012, the Company issued 25,000 stock options to a non-employee at an exercise price of $1.58. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 200%, risk-free interest rate of 0.67% and expected life of 60 months. The total value of the options was $40,007. The options vest over 1 year. The Company recognized share-based compensation expense of $31,672 and $8,335 during the years ended December 31, 2013 and 2012, respectively.

On October 30, 2013, the Company issued 50,000 stock options to 6 employees at an exercise price of $1.00. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 171%, risk-free interest rate of 1.30% and expected life of 60 months. The total value of the options was $46,322. The options vest over one year.  The Company recognized share-based compensation expense of $7,720 during the year ended December 31, 2013. The remaining balance will be recognized during 2014.

On November 8, 2013, the Company issued 75,000 stock options to 2 non-employees at an exercise price of $1.00. The options were valued on the grant date using the Black-Scholes option-pricing model with the following assumptions: dividend yield of 0%, expected volatility of 171%, risk-free interest rate of 1.42% and expected life of 60 months. The total value of the options was $70,961. The options vest over 1 year. The Company recognized share-based compensation expense of $11,827 during the three months ended December 31, 2013. The remaining balance of $59,134 has been recorded as deferred stock compensation and will be recognized during 2014.

The Company had the following options outstanding as of December 31, 2013:

	Number of Options	Weighted average exercise price
Outstanding, January 1, 2012	405,000	$1.01
Granted - 2012	75,000	1.17
Exercised - 2012	0	0
Expired – 2012	(455,000)	(.98)
Balance, December 31, 2012	25,000	1.58
Granted – 2013	125,000	1.00
Exercised – 2013	0	0
Expired – 2013	(25,000)	(1.58)
Balance, December 31, 2013	125,000	$1.00

The Company had the following warrants outstanding as of December 31, 2013:

	Number of Warrants	Weighted average exercise price
Outstanding, January 1, 2012	14,344,434	$2.41
Granted - 2012	0	0
Exercised - 2012	0	0
Expired - 2012	0	0
Balance, December 31, 2012	14,344,434	2.41
Granted - 2013	0	0
Exercised - 2013	0	0
Expired - 2013	(686,100)	(2.71)
Balance, December 31, 2013	13,658,334	$2.44